Consolidated Statements of Operations (Unaudited) (USD $)	3 Months Ended			9 Months Ended		12 Months Ended
	Sep. 30, 2010	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Sep. 30, 2011
Revenues
Oil and gas sales	$ 0	$ 851,899	$ 917,067	$ 2,459,575	$ 1,314,982	$ 1,899,584
Costs and expenses
Lease operating expense	0	258,923	19,425	496,559	49,942	200,742
Production taxes	0	39,255	42,258	113,342	60,271	87,217
Depreciation, depletion and amortization	0	214,642	164,688	526,486	213,959	264,657
Asset retirement obligation accretion	0	3,142	1,116	5,259	2,168	3,260
General and administrative	107,033	485,733	172,699	1,188,104	796,077	987,778
Other	11,111	82	349	708	47,462	25,526
Total costs and expenses	118,144	1,001,777	400,535	2,330,458	1,169,879	1,569,180
Income (loss) from operations	(118,144)	(149,878)	516,532	129,117	145,103	330,404
Other income (expense)
Interest income	0	493	511	2,205	1,337	904
Interest expense	0	(299,561)	(273,524)	(791,629)	(469,959)	(679,629)
Change in fair value of warrant and conversion feature liabilities	0	427,162	27,033	910,270	(819,416)	(761,076)
Loss on debt extinguishment		(306,415)		(306,415)
Total other income (expense)	0	(178,321)	(245,980)	(185,569)	(1,288,038)	(1,439,801)
Income (loss) before income taxes	(118,144)	(328,199)	270,552	(56,452)	(1,142,935)	(1,109,397)
Provision for income taxes	0					0
Net income (loss)	$ (118,144)	$ (328,199)	$ 270,552	$ (56,452)	$ (1,142,935)	$ (1,109,397)
Earnings (loss) per share - Basic	$ (0.02)	$ (0.03)	$ 0.03	$ (0.01)	$ (0.16)	$ (0.15)
Weighted average number of common shares		12,730,916	7,865,822	11,618,860	6,935,857
Earnings (loss) per share - Diluted		$ (0.03)	$ 0.03	$ (0.01)	$ (0.16)
Weighted average number of common and potential common shares		12,730,916	7,865,822	11,618,860	6,935,857